United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2677

(Investment Company Act File Number)

Federated Municipal Securities Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/17

Date of Reporting Period: Quarter ended 06/30/16

Item 1. Schedule of Investments

Federated Municipal Securities Fund, Inc.
Portfolio of Investments
June 30, 2016 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—98.4%
		Alabama—0.4%
$1,250,000		Selma, AL IDB, Gulf Opportunity Zone Bonds (Series 2010A), 5.80% (International Paper Co.), 5/1/2034	$1,454,188
		Arizona—3.0%
4,000,000		Arizona Board of Regents, System Revenue & Refunding Bonds (Series 2015A Green Bonds), 5.00% (Arizona State University), 7/1/2041	4,917,560
1,000,000		Arizona Board of Regents, System Revenue Bonds (Series 2008C), 6.00% (Arizona State University)/(United States Treasury PRF 7/1/2018@100)/(Original Issue Yield: 6.12%), 7/1/2028	1,106,920
2,000,000		Arizona Transportation Board—Excise Tax Revenue, Transportation Excise Tax Revenue Bonds (Series 2009), 5.00% (Maricopa County, AZ Regional Area Road Fund)/(United States Treasury PRF 7/1/2019@100), 7/1/2023	2,250,640
1,690,000		Salt Verde Financial Corp., AZ, Senior Gas Revenue Bonds (Series 2007), 5.00% (Citigroup, Inc. GTD), 12/1/2032	2,145,877
1,000,000		Salt Verde Financial Corp., AZ, Senior Gas Revenue Bonds (Series 2007), 5.00% (Citigroup, Inc. GTD), 12/1/2037	1,310,600
		TOTAL	11,731,597
		California—12.5%
3,000,000		Bay Area Toll Authority, CA, San Francisco Bay Area Subordinate Toll Bridge Revenue Bonds (Series 2010 S-2), 5.00%, 10/1/2042	3,439,290
1,000,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2009F-1), 5.625% (United States Treasury PRF 4/1/2019@100), 4/1/2044	1,134,330
1,500,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A), 1.66% TOBs, Mandatory Tender, 4/1/2027	1,481,835
2,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2014B), 5.00% (Providence Health & Services), 10/1/2044	2,400,400
1,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2015A), 5.00% (Stanford Health Care), 8/15/2054	1,212,740
2,000,000		California State, Various Purpose GO Bonds, 6.00%, 11/1/2039	2,338,520
4,000,000		California State, Various Purpose UT GO Bonds, 5.75% (Original Issue Yield: 5.85%), 4/1/2029	4,545,040
1,000,000		California State, Various Purpose UT GO Bonds, 6.50%, 4/1/2033	1,158,300
750,000	[2,3]	California Statewide CDA, Revenue Bonds (Series 2016A), 5.25% (Loma Linda University Medical Center ), 12/1/2056	867,345
2,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.75%, 6/1/2047	2,044,720
1,520,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2007A-1), 5.125% (Original Issue Yield: 5.27%), 6/1/2047	1,520,912
1,000,000		Los Angeles, CA Department of Airports, Subordinate Revenue Refunding Bonds (Series 2015C), 5.00%, 5/15/2038	1,232,760
2,000,000		Los Angeles, CA Department of Water & Power (Water Works/System), Water System Revenue Bonds (Series 2013B), 5.00%, 7/1/2033	2,456,220
1,000,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 7.00% (Citigroup, Inc. GTD), 11/1/2034	1,559,050
1,000,000		Metropolitan Water District of Southern California, Water Revenue Refunding Bonds (Series 2009C), 5.00%, 7/1/2031	1,124,370
6,000,000		Regents of the University of California Medical Center, Pooled Revenue Bonds (Series 2008D), 5.00%, 5/15/2024	6,083,640
3,000,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds, 5.00% (Bank of America Corp. GTD), 2/15/2025	3,612,120
1,500,000		Sacramento County, CA Airport System, Airport System Senior Revenue Bonds (Series 2009B), 5.50% (Assured Guaranty Corp. INS)/(Original Issue Yield: 5.60%), 7/1/2034	1,633,365
349,000	[4]	San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	173,041
2,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2014B), 5.00%, 5/1/2044	2,393,040
1,000,000		Trustees of the California State University, Systemwide Revenue Bonds (Series 2009A), 6.00% (United States Treasury PRF 5/1/2019@100), 5/1/2040	1,149,380
3,000,000		Trustees of the California State University, Systemwide Revenue Bonds (Series 2011A), 5.00%, 11/1/2037	3,571,800
1,000,000		University of California (The Regents of), General Revenue Bonds (Series 2009O), 5.75% (United States Treasury PRF 5/15/2019@100), 5/15/2034	1,144,870
		TOTAL	48,277,088
		Colorado—2.5%
1,445,000		Denver (City & County), CO, Revenue Bonds (Series 2012B), 5.00% (Denver, CO City & County Airport Authority), 11/15/2037	1,725,185
4,250,000		University of Colorado Hospital Authority, Revenue Bonds (Series 2012A), 5.00%, 11/15/2036	5,054,270
2,500,000		University of Colorado, University Enterprise Revenue Bonds (Series 2011A), 5.25% (United States Treasury PRF 6/1/2021@100), 6/1/2036	3,014,125
		TOTAL	9,793,580

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Connecticut—1.6%
$3,000,000	Connecticut State HEFA, Revenue Bonds (Series 2016CT), 5.00% (Trinity Healthcare Credit Group), 12/1/2045	$3,696,750
2,000,000	Connecticut State Transportation Infrastructure Authority, Special Tax Obligation Revenue Bonds (Series 2013A), 5.00%, 10/1/2026	2,508,600
	TOTAL	6,205,350
	Delaware—0.7%
2,380,000	Delaware EDA, Gas Facilities Refunding Bonds, 5.40% (Delmarva Power and Light Co.), 2/1/2031	2,704,561
	District of Columbia—1.5%
1,800,000	District of Columbia Revenue, Revenue Bonds (Series 2016A), 5.00% (Friendship Public Charter School, Inc.), 6/1/2041	2,057,022
3,000,000	District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Revenue Refunding Bonds (Series 2016A), 5.00%, 10/1/2039	3,724,680
	TOTAL	5,781,702
	Florida—8.4%
1,250,000	Alachua County, FL Health Facilities Authority, Health Facilities Revenue Bonds (Series 2014A), 5.00% (UFHealth Shands Hospital), 12/1/2044	1,466,225
2,000,000	Atlantic Beach, FL Health Care Facilities, Revenue & Refunding Bonds (Series 2013A), 5.00% (Fleet Landing Project, FL), 11/15/2037	2,250,140
1,500,000	Broward County, FL Airport System, Airport System Revenue Bonds (Series 2012Q-1), 5.00%, 10/1/2037	1,777,740
1,000,000	Florida State Mid-Bay Authority, First Senior Lien Revenue Bonds (Series 2015A), 5.00%, 10/1/2035	1,192,580
2,000,000	Jacksonville, FL Sales Tax, Sales Tax Refunding Revenue Bonds (Series 2016), 4.00%, 10/1/2028	2,349,680
2,000,000	Lee County, FL IDA, Healthcare Facilities Revenue Bonds (Series 2014), 5.50% (Cypress Cove at Healthpark), 10/1/2047	2,181,640
3,500,000	Miami Beach, FL Resort Tax, Revenue Bonds (Series 2015), 5.00%, 9/1/2040	4,264,190
1,250,000	Miami-Dade County, FL Expressway Authority, Toll System Revenue Bonds (Series 2010), 5.00% (Original Issue Yield: 5.10%), 7/1/2040	1,425,375
1,500,000	Miami-Dade County, FL Expressway Authority, Toll System Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2022	1,812,765
2,875,000	Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2042	3,381,977
1,000,000	Miami-Dade County, FL, Seaport Revenue Bonds (Series 2013A), 5.75% (Miami-Dade County, FL Seaport), 10/1/2030	1,227,150
1,000,000	Miami-Dade County, FL, Seaport Revenue Bonds (Series 2013A), 5.75% (Miami-Dade County, FL Seaport), 10/1/2032	1,229,960
5,000,000	Orlando & Orange County Expressway Authority, FL, Revenue Bonds (Series 2010A), 5.00%, 7/1/2035	5,668,050
2,000,000	St. Johns County, FL IDA, Revenue Bonds (Series 2010A), 5.875% (Presbyterian Retirement Communities)/(Original Issue Yield: 5.98%), 8/1/2040	2,304,280
	TOTAL	32,531,752
	Georgia—4.0%
2,190,000	Atlanta, GA Airport General Revenue, Airport General Revenue Bonds (Series 2010A), 5.00%, 1/1/2035	2,463,378
2,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00%, 11/1/2019	2,342,620
4,000,000	Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.00%, 11/1/2040	4,898,440
1,000,000	Georgia State, UT GO Bonds (Series 2009B), 5.00%, 1/1/2026	1,104,650
1,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008A), 5.25%, 1/1/2021	1,183,280
690,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008D), 5.50% (Original Issue Yield: 5.80%), 1/1/2026	754,888
2,310,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008D), 5.50% (United States Treasury PRF 7/1/2018@100)/(Original Issue Yield: 5.80%), 1/1/2026	2,532,083
	TOTAL	15,279,339
	Illinois—5.1%
1,875,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011C), 6.50%, 1/1/2041	2,289,037
2,000,000	Chicago, IL O'Hare International Airport, Passenger Facility Charge Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2031	2,310,040
1,500,000	Chicago, IL Sales Tax, Revenue Bonds (Series 2011A), 5.25%, 1/1/2038	1,635,060
750,000	Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2014), 5.00%, 11/1/2044	867,060
4,000,000	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Refunding Bonds (Series 2010 A-1), 5.25%, 1/1/2030	4,529,040
5,000,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2024	5,323,300
1,000,000	Illinois State, UT GO Bonds (Series June 2013), 5.25% (Original Issue Yield: 5.28%), 7/1/2028	1,125,030
1,375,000	Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	1,514,783
	TOTAL	19,593,350

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—3.3%
$1,300,000		Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.25%, 1/1/2030	$1,590,017
1,625,000		Indiana Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2028	1,935,927
4,565,000		Indiana State Finance Authority Midwestern Relief, Midwestern Disaster Relief Revenue Bonds (Series 2012A), 5.00% (Ohio Valley Electric Corp.)/(Original Issue Yield: 5.05%), 6/1/2039	4,867,751
4,000,000		Indianapolis, IN Gas Utility Distribution System, Second Lien Revenue Refunding Bonds (Series 2008C), 5.25% (Assured Guaranty Corp. INS), 6/1/2019	4,485,000
		TOTAL	12,878,695
		Kansas—0.5%
1,600,000		Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.00%, 9/1/2022	1,939,968
		Maryland—0.9%
3,335,000	[1]	Maryland State Health & Higher Educational Facilities Authority, (Johns Hopkins Hospital), Revenue Bonds (Series 2015B), 0.856%, 5/5/2018	3,327,596
		Massachusetts—2.5%
4,330,000		Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2032	4,907,102
3,000,000		Massachusetts Port Authority, Revenue Bonds (Series 2015A), 5.00%, 7/1/2045	3,682,650
1,000,000		Massachusetts School Building Authority, Senior Dedicated Sales Tax Bonds (Series 2011B), 5.25%, 10/15/2035	1,204,780
		TOTAL	9,794,532
		Michigan—2.5%
1,000,000		Michigan Finance Authority Local Government Loan Program, Revenue Refunding Local Project Notes (Series 2015D-1), 5.00% (Detroit, MI Water Supply System), 7/1/2034	1,192,420
1,000,000		Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 C-3), 5.00% (Detroit, MI Sewage Disposal System)/(AGM INS), 7/1/2033	1,185,890
3,000,000		Michigan State University Board of Trustees, General Revenue Bonds (Series 2015A), 5.00% (Michigan State University), 8/15/2040	3,693,750
1,000,000		Royal Oak, MI Hospital Finance Authority, Revenue Refunding Bonds (Series 2014D), 5.00% (Beaumont Health Credit Group), 9/1/2039	1,167,380
2,000,000		Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.00%, 12/1/2037	2,282,060
		TOTAL	9,521,500
		Minnesota—0.3%
1,000,000		University of Minnesota (The Regents of), GO Bonds (Series 2011A), 5.25%, 12/1/2030	1,188,960
		Mississippi—0.3%
940,000		Warren County, MS Gulf Opportunity Zone, Gulf Opportunity Zone Bonds (Series 2011A), 5.375% (International Paper Co.), 12/1/2035	1,058,891
		Nebraska—1.3%
2,000,000		Central Plains Energy Project, Gas Project Revenue Bonds (Project No. 3) (Series 2012), 5.00% (Goldman Sachs Group Inc. GTD)/(Original Issue Yield: 5.05%), 9/1/2042	2,267,020
2,300,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 5.00%, 1/1/2027	2,755,929
		TOTAL	5,022,949
		Nevada—0.8%
3,000,000		Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00% (United States Treasury PRF 6/15/2018@100), 6/15/2025	3,251,940
		New Jersey—5.5%
3,000,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2020	3,318,570
2,880,000		New Jersey EDA, School Facilities Construction Bonds (Series 2015WW), 5.25% (New Jersey State), 6/15/2040	3,295,642
1,250,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Series 2014A), 5.00% (Robert Wood Johnson University Hospital), 7/1/2043	1,473,400
3,000,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Series 2016A), 5.00% (Princeton Healthcare System), 7/1/2039	3,624,690
3,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011A), 5.50% (New Jersey State), 6/15/2041	3,353,370
1,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2012A), 5.00%, 1/1/2035	1,166,360
2,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2015E), 5.00%, 1/1/2034	2,430,380
2,000,000		Rutgers, The State University of New Jersey, GO Refunding Bonds (Series 2013J), 5.00%, 5/1/2030	2,425,640
		TOTAL	21,088,052

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New Mexico—0.6%
$2,000,000	Albuquerque Bernalillo County, NM Water Utility Authority, Joint Water & Sewer System Improvement Revenue Bonds (Series 2009A-1), 5.25% (Original Issue Yield: 5.34%), 7/1/2034 (United States Treasury PRF 7/1/2019@100)	$2,267,400
	New York—7.3%
1,500,000	Brooklyn Arena Local Development Corporation, NY, PILOT Revenue Bonds (Series 2009), 6.375% (Original Issue Yield: 6.476%), 7/15/2043	1,733,580
4,000,000	Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2015A), 5.00% (MTA Transportation Revenue), 11/15/2045	4,851,720
4,000,000	New York City, NY TFA , Building Aid Revenue Bonds (Series 2015 S-2), 5.00%, 7/15/2041	4,913,720
3,255,000	New York City, NY, UT GO Bonds (Fiscal 2016 Series C), 5.00%, 8/1/2033	4,093,228
1,820,000	New York Convention Center Development Corp., Revenue Refunding Bonds (Hotel Unit Fee Secured) (Series 2015), 5.00%, 11/15/2040	2,230,519
2,470,000	New York Liberty Development Corporation, Revenue Refunding Bonds (Series 2012 Class 2), 5.00% (7 World Trade Center LLC), 9/15/2043	2,857,691
2,780,000	New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority - General Revenue), 1/1/2028	3,332,720
1,350,000	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations (Series 2016A), 5.00% (New York State Thruway Authority - General Revenue ), 1/1/2046	1,650,510
2,500,000	New York State Thruway Authority, Revenue Bonds (Series 2007A), 5.25% (New York State Personal Income Tax Revenue Bond Fund)/(United States Treasury PRF 9/15/2017@100), 3/15/2026	2,640,975
	TOTAL	28,304,663
	North Carolina—2.6%
1,000,000	Charlotte, NC Water & Sewer System, Water & Sewer Revenue Bonds (Series 2009), 5.25%, 7/1/2030	1,131,460
500,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue & Refunding Bonds (Series 2007A), 5.00% (Carolinas HealthCare System)/(Original Issue Yield: 5.09%), 1/15/2031	511,630
500,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue Refunding Bonds (Series 2008A), 5.25% (Carolinas HealthCare System), 1/15/2024	529,875
2,000,000	North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Bonds (Series 2009), 5.00% (Wake Forest University), 1/1/2038	2,199,860
5,000,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds (Series 2009B), 5.00% (Duke University), 10/1/2038	5,555,400
	TOTAL	9,928,225
	Ohio—2.5%
2,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.875% (Original Issue Yield: 6.07%), 6/1/2047	1,982,420
4,000,000	Ohio State Turnpike & Infrastructure Commission, Revenue Refunding Bonds (Series 2010A), 5.00%, 2/15/2031	4,538,520
1,000,000	Ohio State University, Special Purpose General Receipts Bonds (Series 2013A), 5.00%, 6/1/2038	1,208,020
1,800,000	Ohio State, Hospital Revenue Refunding Bonds (Series 2008A), 5.25% (Cleveland Clinic)/(Original Issue Yield: 5.37%), 1/1/2033	1,930,950
	TOTAL	9,659,910
	Pennsylvania—8.1%
1,000,000	Allegheny County Sanitation Authority, Sewer Revenue Bonds (Series 2015), 5.00%, 12/1/2040	1,206,770
3,890,000	Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	4,214,231
2,570,000	Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.75%, 3/1/2029	3,075,725
2,600,000	Beaver County, PA IDA, PCR Refunding Bonds (Series 2006-A), 3.50% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/1/2020	2,648,646
2,000,000	Delaware River Port Authority, Revenue Bonds (Series 2013), 5.00%, 1/1/2030	2,453,580
1,045,000	Montgomery County, PA IDA, Retirement Communities Revenue Refunding Bonds (Series 2012), 5.00% (ACTS Retirement Life Communities, Inc.), 11/15/2029	1,204,781
4,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (First Series of 2012), 5.00% (Temple University), 4/1/2042	4,675,000
1,500,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2009A), 5.25% (University of Pennsylvania Health System)/(United States Treasury PRF 8/15/2019@100), 8/15/2022	1,703,970
200,000	Pennsylvania State Turnpike Commission, Subordinate Lien Revenue Bonds (Series 2008A1), 5.00% (United States Treasury PRF 6/1/2018@100), 6/1/2033	216,560
800,000	Pennsylvania State Turnpike Commission, Subordinate Lien Revenue Bonds (Series 2008A1), 5.00% (United States Treasury PRF 6/1/2018@100), 6/1/2033	866,240
3,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2008 B-1), 5.50% (United States Treasury PRF 6/1/2018@100), 6/1/2033	3,278,190

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$1,050,000		Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Refunding Bonds (Second Series of 2016), 5.00%, 6/1/2036	$1,260,934
2,000,000		Pennsylvania State Turnpike Commission-Motor License Fund Enhanced, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), 6.00%, 12/1/2036	2,373,120
1,000,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25% (Original Issue Yield: 5.29%), 1/1/2032	1,096,180
1,000,000		University of Pittsburgh, University Capital Project Bonds (Series 2009B), 5.50%, 9/15/2024	1,125,260
		TOTAL	31,399,187
		Rhode Island—0.7%
2,500,000		Rhode Island State Health and Educational Building Corp., Higher Education Facilities Revenue Bonds (Series 2007), 5.00% (Brown University), 9/1/2037	2,624,650
		South Carolina—2.2%
2,000,000		Greenville, SC Health System, Hospital Revenue Bonds (Series 2014B), 5.00%, 5/1/2034	2,380,400
615,000		Greenville, SC Health System, Hospital Revenue Bonds (Series 2014B), 5.00%, 5/1/2039	725,694
2,000,000		Lexington County, SC Health Services District, Inc., Revenue Refunding Bonds, 5.00%, 11/1/2026	2,343,620
3,000,000		Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2009A-3), 5.00%, 1/1/2018	3,187,380
		TOTAL	8,637,094
		Tennessee—0.4%
1,335,000		Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board, Revenue Bonds (Series 2016A), 5.00% (Vanderbilt University Medical Center), 7/1/2046	1,610,384
		Texas—9.7%
2,795,000		Bexar County, HFDC, Revenue Bonds (Series 2010), 6.20% (Army Retirement Residence Foundation), 7/1/2045	3,215,340
2,225,000		Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Refunding Bonds (Series 2016A), 5.00%, 12/1/2048	2,739,598
4,000,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2035	4,613,080
2,000,000		Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Bonds (Series 2014A), 5.00% (Memorial Hermann Health System), 12/1/2029	2,475,000
2,000,000		Harris County, TX, Toll Road Senior Lien Revenue & Refunding Bonds (Series 2008B), 5.00% (Harris County, TX Toll Road Authority)/(United States Treasury PRF 8/15/2018@100)/(Original Issue Yield: 5.08%), 8/15/2033	2,183,420
2,000,000		Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.50% (Original Issue Yield: 5.67%), 7/1/2034	2,186,180
3,000,000		Houston, TX Combined Utility System, First Lien Revenue & Refunding Bonds (Series 2016B), 4.00%, 11/15/2037	3,414,810
3,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 1.31%, 5/1/2020	2,985,720
2,500,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00% (Original Issue Yield: 5.12%), 1/1/2038	2,826,025
1,000,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2016A), 4.00%, 1/1/2039	1,116,310
1,000,000		North Texas Tollway Authority, System Second Tier Revenue Refunding Bonds (Series 2015A), 5.00%, 1/1/2038	1,198,900
1,500,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (New Series 2015), 5.00%, 2/1/2032	1,905,735
2,000,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2016), 4.00%, 2/1/2034	2,298,560
1,965,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facility Revenue Bonds (Series 2007), 5.125% (Air Force Village), 5/15/2037	1,969,048
2,030,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), 5.25% (Bank of America Corp. GTD), 12/15/2026	2,551,588
		TOTAL	37,679,314
		Virginia—0.5%
1,500,000		Hampton Roads, VA Sanitation District, Subordinate Wastewater Revenue Bonds (Series 2016A), 5.00%, 8/1/2043	1,884,210
		Washington—2.5%
2,570,000		Energy Northwest, WA, Project 3 Electric Revenue Refunding Bonds (Series 2014-C), 5.00%, 7/1/2028	3,230,516
1,250,000		Washington State Health Care Facilities Authority, Health Care Facilities Revenue Bonds (Series 2014C), 5.00% (Providence Health & Services), 10/1/2044	1,488,875
4,000,000		Washington State, UT GO Bonds (Series 2015A-1), 5.00%, 8/1/2040	4,921,440
		TOTAL	9,640,831
		West Virginia—0.8%
2,500,000		West Virginia University Board of Governors, Refunding and Improvement Revenue Bonds (Series 2013A), 5.00% (West Virginia University), 10/1/2035	3,000,500

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Wisconsin—2.9%
$6,000,000	Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 6.00% (Wisconsin State)/(Original Issue Yield: 6.02%), 5/1/2033	$6,845,280
3,000,000	Wisconsin State HEFA, Revenue Bonds (Series 2009), 6.625% (ProHealth Care, Inc.)/(United States Treasury PRF 2/15/2019@100)/(Original Issue Yield: 6.87%), 2/15/2039	3,459,600
800,000	Wisconsin State HEFA, Revenue Refunding Bonds (Series 2015), 5.00% (ProHealth Care, Inc.), 8/15/2039	942,352
	TOTAL	11,247,232
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $346,825,623)	380,309,190
	SHORT-TERM MUNICIPALS—1.3%[5]
	Michigan—0.1%
450,000	Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.46%, 7/7/2016	450,000
	New York—1.1%
2,750,000	New York City, NY Municipal Water Finance Authority, (2014 Series AA-1) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.37%, 7/1/2016	2,750,000
1,650,000	New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs (Barclays Bank PLC LIQ), 0.40%, 7/1/2016	1,650,000
	TOTAL	4,400,000
	TOTAL SHORT-TERM MUNICIPALS—1.3% (AT AMORTIZED COST)	4,850,000
	TOTAL MUNICIPAL INVESTMENTS—99.7% (IDENTIFIED COST $351,675,623)[6]	385,159,190
	OTHER ASSETS AND LIABILITIES - NET—0.3%[7]	1,305,630
	TOTAL NET ASSETS—100%	$386,464,820
At June 30, 2016, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1	Floating rate note with current maturity or tender date shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2016, these restricted securities amounted to $867,345, which represented 0.2% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At June 30, 2016, these liquid restricted securities amounted to $867,345, which represented 0.2% of total net assets.
4	Non-income-producing security.
5	Current rate and next reset date shown for Variable Rate Demand Notes.
6	At June 30, 2016, the cost of investments for federal tax purposes was $351,503,584. The net unrealized appreciation of investments for federal tax purposes was $33,655,606. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,886,119 and net unrealized depreciation from investments for those securities having an excess of cost over value of $230,513.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2016, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
CDA	—Community Development Authority
EDA	—Economic Development Authority
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Municipal Securities Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 22, 2016